CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS	7 Months Ended
Dec. 31, 2022 USD ($)
National Holdings Investments Ltd [Member]
Net loss(income)	$ (30,873)
Other comprehensive loss(income)
Foreign currency translation adjustments, net of tax of nil	(1,051)
Comprehensive loss(income) attributable to ALPINE AUTO BROKERS INC.	(31,924)
Total comprehensive loss(income) attributable to ordinary shares of ALPINE AUTO BROKERS INC.	$ (31,924)